LINES OF CREDIT (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subtotal	$ 4,987,505	$ 5,109,728	$ 5,076,684
Reclassification of National-COVID - Long-term	(191,825)	(366,171)	(502,869)
Line of credit		4,743,557	4,573,815
National [Member]
Line of credit	2,651,660	3,265,236	3,540,550
Alpha [Member]
Line of credit	811,432	947,333	1,106,894
National - COVID [Member]
Line of credit	314,885	407,174	429,240
Pancreta [Member]
Line of credit	790,193	489,985	$ 0
EGF [Member]
Line of credit	$ 419,335	$ 0